Submission	Nov. 06, 2025
Submission [Line Items]
Central Index Key	0002085796
Registrant Name	Launchpad Streetlight Acquisition Corp
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A